3. MATERIAL ACCOUNTING POLICIES: Inventories of Drone Components (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Inventories of Drone Components

Inventories of Drone Components

Inventories are initially recognized at cost, and subsequently at the lower of cost and net realizable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.